PAYROLL AND RELATED BENEFITS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payroll And Related Benefits
Wages and salaries	R$ 4,550.2	R$ 4,496.1	R$ 4,162.6
Social security contributions	1,322.3	1,239.7	1,016.0
Other personnel costs	970.7	1,075.9	1,076.1
Increase in liabilities for defined benefit plans	145.6	157.8	178.2
Share-based payments	333.4	311.6	391.5
Contributions to defined contribution plans	91.3	82.0	74.1
Total	R$ 7,413.5	R$ 7,363.1	R$ 6,898.5